FAIR VALUE MEASUREMENT	12 Months Ended
Jun. 30, 2025
EBP 042
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
ASC 820, Fair Value Measurement, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. There are no Level 2 or Level 3 investments in this plan. Assets are valued in their entirety based on the lowest level of input that is significant to the fair value measurement.
Asset Valuation Methodologies — Valuation methodologies maximize the use of relevant observable inputs and minimize the use of unobservable inputs. There have been no changes in the methodologies used at June 30, 2025 and 2024.
Common Stocks — Valued at the closing price reported on the active market on which the individual securities are traded.
Common Collective Trust Funds — The Plan uses net asset values as a practical expedient to determine the fair value of the common collective trust funds. Net asset value (NAV) is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (purchases and sales) may occur daily. Redemption for common collective trust funds is permitted daily with no other restrictions or notice periods and there are no unfunded commitments. In accordance with GAAP, the common collective trust funds measured at NAV have not been classified in the fair value hierarchy. The fair value amounts presented in the table below are intended to permit reconciliation to the amounts presented in the Statements of Net Assets Available for Benefits.
Separately Managed Accounts — The Plan’s portfolio of individual securities is managed on the participant’s behalf. Unlike a mutual fund or exchanged-traded fund, the Plan directly owns the individual securities instead of pooling participant assets with other investors. The individual assets of a separately managed account (SMA) are held in the name of the Plan (the Plan owns the underlying securities) and are considered separately as individual investments for accounting, auditing and financial statement reporting purposes. The Plan’s separately managed accounts that are available as investment options for the Plan participants are Procter & Gamble Savings Plan – Russell 2000 Index Separately Managed Account and P&G Savings Short-Term Invested Unitized Account.
Securities Lending – The Procter & Gamble Savings Plan – Russell 2000 Index Separately Managed Account (also referred to as the Small Cap Equity SL Fund) has a securities lending (SL) program. An agreement was established between BlackRock, Inc. (BlackRock), the Fund Manager, and the Company to lend securities held in the Plan account to third-parties. The fair value of the securities loaned by the Plan is $35,198,020 and $84,202,823 at June 30, 2025 and 2024, respectively. The collateral and the securities loaned are marked-to-market on a daily basis so that all loaned securities are fully collateralized at all times.
The SL program for the Small Cap Equity SL Fund has been designed by BlackRock to largely mitigate SL financial risks. SL could result in a loss, if either a) the borrower fails to timely return the on-loan securities or does not return the on-loan securities at all, or b) the collateral for the security on loan is reinvested and declines in value. These two risks have been in principle mitigated as BlackRock provides a full indemnification to replace on-loan securities if borrowers default, and the SL agreement requires BlackRock to hold received collateral, thereby eliminating the reinvestment risk. The remaining financial risk is estimated to be very small as it requires simultaneously that a) the borrower of the securities defaults, b) the posted collateral is insufficient to purchase replacement securities and c) BlackRock defaults at the same time, and hence would be unable to honor its indemnification and other contractual requirements. This already small risk is further mitigated as BlackRock requires collaterals to be marked-to-market daily. If the value of the collateral declines, the borrower is required to provide additional collateral until the collateral covers 102% to 105% of the value of the loaned securities.

Securities Lending income earned is added to the income earned daily and is not separately reflected. Consequently, securities lending income is reflected as an increase to the investment return for that investment.

The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at June 30, 2025 and 2024.

2025	2024

Investments Measured at Fair Value:
Common Stock - Level 1	$1,233,160,349	$1,348,690,763
Separately Managed Accounts:
Common Stock - Level 1	364,753,511	357,241,979
Money Market Fund - Level 1	200,112,657	200,552,430
Total Investments Measured at Fair Value	1,798,026,517	1,906,485,172

Investments measured at NAV:
Common Collective Trust Funds	3,545,056,283	3,122,963,871

Total Investments	$5,343,082,800	$5,029,449,043